1. Operations (Details 5) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Costa Oeste
SummaryOfOperationsLineItems [Line Items]
Fair value of consideration transferred	R$ 38,883
Fair value of Copel GeT interest before the combination	37,341
Net value of identifiable assets acquired and liabilities assumed	(73,219)
Concession rights	3,005
Marumbi
SummaryOfOperationsLineItems [Line Items]
Fair value of consideration transferred	23,811
Fair value of Copel GeT interest before the combination	87,890
Net value of identifiable assets acquired and liabilities assumed	(109,861)
Concession rights	R$ 1,840